Fair Value Measurements (Tables) - Insu acquisition corp. II [Member]	12 Months Ended
Dec. 31, 2020
Fair Value Measurements (Tables) [Line Items]
Schedule of fair value on a recurring basis
Description	Level	December 31, 2020 (As Restated)
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$230,007,184
Liabilities:
Warrant liabilities – Public warrants	1	$26,451,928
Warrant liabilities – Private Placement warrants	2	$1,386,000

Schedule of regarding Level 3 fair value measurements
Input	September 8, 2020 (Initial Measurement)	September 30, 2020	December 31, 2020
Risk-free interest rate	0.34%	0.33%	0.45%
Expected term (years)	5.6	5.5	5.4
Expected volatility	25.0%	25.0%	55.6%
Exercise price	$11.50	$11.50	$11.50
Stock Price	$9.91	$10.019	$15.55

Schedule of fair value of warrant liabilities
	Private Placement	Public	Warrant Liabilities
Initial measurement on September 8, 2020	$327,600	$13,265,297	$13,592,897
Change in valuation inputs or other assumptions	1,058,400	13,186,631	14,245,031
Fair value as of December 31, 2020	$1,386,000	$26,451,928	$27,837,928